Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Right of use assets & lease liabilities
Beginning balance	€ 138.3	€ 183.1	€ 245.9
Additions	9.9		27.9
Financing cash outflows from lease liabilities	(58.9)	(56.7)	(76.8)
Interest expense	6.8	3.7	4.6
Modification of leases	112.2		(2.7)
Exchange movements	(2.0)	8.2	(15.8)
Ending balance	€ 206.3	€ 138.3	€ 183.1